CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 596,195	$ 85,255	¥ 1,321,118
Restricted Cash	115,828	16,563	5,222
Short-term investments (including available-for-sale debt securities of RMB985,642 and RMB2,212,717 as of December 31, 2024 and 2025, respectively)	2,708,788	387,352	1,845,242
Inventory, net	54,950	7,858	36,401
Prepaid expenses and other current assets	504,779	72,182	431,829
Total current assets	3,980,540	569,210	3,639,812
Non-current assets
Operating lease right-of-use assets	476,705	68,168	503,601
Property, equipment and software, net	1,009,132	144,304	670,237
Intangible assets	42,388	6,061	17,984
Land use rights	78,105	11,169	25,762
Long-term investments (including available-for-sale debt securities of RMB863,625 and RMB337,494 as of December 31, 2024 and 2025, respectively)	551,641	78,884	922,740
Goodwill	11,060	1,582	331	¥ 331
Rental deposit	49,199	7,035	45,834
Other non-current assets	916	131	1,776
TOTAL ASSETS	6,199,686	886,544	5,828,077
Current liabilities
Short-term borrowings of the consolidated VIEs without recourse to the Group	100,000	14,300	0
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB811,879 and RMB1,313,538 as of December 31, 2024 and 2025, respectively)	1,537,477	219,856	1,245,207
Amount due to related party of the consolidated VIEs without recourse to the Group	181,757	25,991	0
Deferred revenue, current portion (including current portion of deferred revenue of the consolidated VIEs without recourse to the Group of RMB1,867,096 and RMB2,288,255 as of December 31, 2024 and December 31, 2025, respectively)	2,289,322	327,369	1,867,096
Operating lease liabilities, current portion (including current portion of operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB114,471 and RMB129,258 as of December 31, 2024 and 2025, respectively)	136,709	19,549	147,635
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Group of RMB606 and RMB171 as of December 31, 2024 and December 31, 2025, respectively)	222	32	665
Total current liabilities	4,245,487	607,097	3,260,603
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIEs without recourse to the Group	276,620	39,556	218,797
Operating lease liabilities, non-current portion (including non-current portion of operating lease liabilities of the consolidated VIEs without recourse to the Group of RMB337,258 and RMB309,940 as of December 31, 2024 and 2025, respectively)	316,703	45,288	344,609
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB70,316 and RMB75,248 as of December 31, 2024 and December 31, 2025, respectively)	75,248	10,760	70,604
Long-term borrowings of the consolidated VIEs without recourse to the Group	31,883	4,559	0
TOTAL LIABILITIES	4,945,941	707,260	3,894,613
SHAREHOLDERS' EQUITY
Treasury stock, at cost	(496,132)	(70,946)	(242,866)
Additional paid-in capital	7,933,515	1,134,478	7,991,421
Accumulated other comprehensive loss	(48,072)	(6,874)	(2,832)
Statutory reserves	66,042	9,444	66,042
Accumulated deficit	(6,201,724)	(886,835)	(5,878,417)
TOTAL SHAREHOLDERS' EQUITY	1,253,745	179,284	1,933,464	¥ 3,106,265	¥ 3,095,829
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,199,686	886,544	5,828,077
Common Class A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	68	10	68
Common Class B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 48	$ 7	¥ 48